UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2019

Date of reporting period: October 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC
BOND FUND
October 31, 2018
(Unaudited)

SCHEDULE OF INVESTMENTS
MORTGAGE-BACKED SECURITIES — 27.9%

	Face Amount	Value
FHLMC
4.500%, 11/01/47	$110,137	$112,897
4.000%, 10/01/41	89,350	90,155
4.000%, 07/01/47	171,620	171,944
FNMA
4.500%, 02/01/41	91,692	94,982
4.500%, 03/01/47	130,907	134,163
4.500%, 04/01/47	104,591	107,194
4.500%, 06/01/48	295,357	302,693
4.000%, 11/01/40	121,217	122,135
4.000%, 01/01/41	88,721	89,395
4.000%, 02/01/46	181,959	182,176
4.000%, 03/01/47	464,299	464,666
3.500%, 06/01/32	277,356	277,428
3.500%, 07/01/42	170,174	167,352
3.500%, 02/01/45	199,486	195,054
3.500%, 07/01/45	93,244	91,161
3.500%, 01/01/46	233,382	228,134

TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,935,683)		2,831,529

CORPORATE OBLIGATIONS — 27.8%
COMMUNICATION SERVICES — 2.0%
Verizon Communications 3.414%, VAR ICE LIBOR USD 3 Month+1.100%, 05/15/25	200,000	201,031

CONSUMER DISCRETIONARY — 0.9%
Warner Media 5.375%, 10/15/41	100,000	95,695

ENERGY — 2.9%
Kinder Morgan Energy Partners 3.950%, 09/01/22	130,000	130,212
Range Resources 5.000%, 03/15/23	170,000	164,475

		294,687

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC
BOND FUND
October 31, 2018
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — 16.5%
Bank of America 3.419%, VAR ICE LIBOR USD 3
Month+1.040%, 12/20/28 (A)	$169,000	$155,734
Bank of America MTN 4.200%, 08/26/24	150,000	148,811
Citigroup 3.646%, VAR ICE LIBOR USD 3
Month+1.250%, 07/01/26	200,000	200,686
Goldman Sachs Group 3.060%, VAR ICE LIBOR USD 3
Month+0.750%, 02/23/23	200,000	199,798
Jackson National Life Global Funding 3.111%, VAR ICE LIBOR USD 3
Month+0.730%, 06/27/22 (A)	200,000	201,802
JPMorgan Chase 6.400%, 05/15/38	150,000	180,363
Morgan Stanley MTN 6.375%, 07/24/42	75,000	90,650
4.875%, 11/01/22	50,000	51,582
Navient MTN 7.250%, 01/25/22	150,000	156,000
Regions Bank 6.450%, 06/26/37	250,000	287,507

		1,672,933

HEALTH CARE — 1.9%
Humana 3.150%, 12/01/22	200,000	194,503

INDUSTRIALS — 1.7%
Hertz 7.625%, 06/01/22 (A)	175,000	167,641

MATERIALS — 1.9%
Cleveland-Cliffs 5.750%, 03/01/25	200,000	189,000

TOTAL CORPORATE OBLIGATIONS (Cost $2,837,321)		2,815,490

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC
BOND FUND
October 31, 2018
(Unaudited)

U.S. TREASURY OBLIGATIONS — 14.4%

	Face Amount	Value
U.S. Treasury Bond 3.000%, 02/15/47	$200,000	$185,399
U.S. Treasury Inflation Indexed Bond 0.125%, 07/15/26	210,384	195,843
U.S. Treasury Notes 2.875%, 05/15/28	300,000	293,133
2.750%, 05/31/23	100,000	99,043
1.875%, 12/31/19	490,000	485,023
1.250%, 01/31/20	200,000	196,242

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,490,974)		1,454,683

FOREIGN BONDS — 10.3%

COMMUNICATION SERVICES — 2.0%
Colombia Telecomunicaciones 5.375%, 09/27/22 (A)	200,000	198,852

ENERGY — 3.4%
Mexichem 4.000%, 10/04/27 (A)	200,000	177,500
Petroleos Mexicanos 6.375%, 01/23/45	200,000	166,502

		344,002

FINANCIALS — 3.4%
Banco Santander Mexico Institucion de Banca
Multiple Grupo Financiero Santander 4.125%, 11/09/22 (A)	150,000	146,738
Petrobras Global Finance BV 5.299%, 01/27/25 (A)	206,000	196,473

		343,211

INDUSTRIALS — 1.5%
Embraer 5.150%, 06/15/22	150,000	155,437

TOTAL FOREIGN BONDS
(Cost $1,090,014)		1,041,502

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC
BOND FUND
October 31, 2018
(Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.0%

	Face Amount	Value
FNMA
6.250%, 05/15/29	$175,000	$218,258
2.125%, 04/24/26	420,000	388,570

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $615,580)		606,828

SOVEREIGN DEBT — 3.7%

SOVEREIGN DEBT — 3.7%
Colombia Government International Bond 2.625%, 03/15/23	200,000	187,500
Federative Republic of Brazil 4.250%, 01/07/25	200,000	193,072

TOTAL SOVEREIGN DEBT (Cost $397,253)		380,572

PREFERRED STOCK — 1.9%

	Shares	Value
FINANCIALS — 1.9%
US Bancorp, 6.500%	7,000	189,070

TOTAL PREFERRED STOCK
(Cost $193,130)		189,070

SHORT-TERM INVESTMENT — 7.4%

JPMorgan U.S. Government Money Market Fund, Institutional Shares, 2.030% (B)	748,492	748,492

TOTAL SHORT-TERM INVESTMENT
(Cost $748,492)		748,492

TOTAL INVESTMENTS — 99.4%
(Cost $10,308,447)		$10,068,166

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC
BOND FUND
October 31, 2018
(Unaudited)

Percentages are based on Net Assets of $10,128,832.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of October 31, 2018 was $1,244,739, and represents 12.3% of Net Assets.

(B)	The rate shown is the 7-day effective yield as of October 31, 2018.

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR— London Interbank Offered Rate

MTN — Medium Term Note

USD — U.S. Dollar

VAR — Variable Rate

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$2,831,529	$—	$2,831,529
Corporate Obligations	—	2,815,490	—	2,815,490
U.S. Treasury Obligations	—	1,454,683	—	1,454,683
Foreign Bonds	—	1,041,502	—	1,041,502
U.S. Government Agency Obligations	—	606,828	—	606,828
Sovereign Debt	—	380,572	—	380,572
Preferred Stock	189,070	—	—	189,070
Short-Term Investment	748,492	—	—	748,492

Total Investments in Securities	$937,562	$9,130,604	$—	$10,068,166

During the period ended October 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. As of October 31, 2018, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

LMC-QH-001-1000

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 28, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: December 28, 2018